Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Summary of share option activity

				Weighted
			Weighted-	Average
		Weighted-	Average	Remaining
		Average	grant-date	Contractual	Aggregate
	Number of	Exercise	Fair Value	Term	Intrinsic
Options Granted to Employees and Directors	Options	Price	per Option	(Years)	Value
		RMB	RMB		RMB
Outstanding, December 31, 2022	8,876,466	8.11	15.06	6.23	31,347
Granted	2,105,026	2.80	3.23	—	—
Forfeited	298,790	1.98	11.31	—	—
Expired	—	—	—	—	—
Exercised	605,577	0.09	27.89	—	—
Cancelled	—	—	—	—	—
Outstanding, December 31, 2023	10,077,125	7.66	11.93	5.95	6,302
Vested and expected to vest as of December 31, 2023	10,077,125	7.66	11.93	5.95	6,302
Vested as of December 31, 2023	8,906,335	8.75	12.54	5.67	4,733

Schedule of Assumptions Used to Estimate fair values of share options granted

	2021	2022	2023
Risk-free interest rate	0.94% - 1.70%	1.87%-3.75%	3.45%
Dividend yield	0%	0%	0%
Expected volatility	47.45% - 56.62%	55.99%-56.79%	56.55%
Weighted average expected volatility	50.26%	56.15%	56.55%
Expected exercise multiple	2.2 - 2.8	2.2-2.8	2.5

Summary of restricted share units

		Weighted-	Weighted
		Average	Average
		grant-date	Remaining
	Number of	Fair Value	Contractual	Aggregate
	Share	per Restricted	Term	Intrinsic
Restricted Share Units Granted to Employees and Directors	Units	Share Unit	(Years)	Value
		RMB		RMB
Outstanding, December 31, 2022	199,963	9.81	9.80	1,337
Granted	1,016,031	1.74	—	—
Forfeited	57	10.10	—	—
Expired	—	—	—	—
Vested	199,875	10.00	—	—
Cancelled	—	—	—	—
Outstanding, December 31, 2023	1,016,062	1.71	9.68	1,511
Vested and expected to vest as of December 31, 2023	1,016,062	1.71	9.68	1,511

Summary of total compensation costs recognized

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cost of revenue	41	2	3	—
Research and development	13,801	368	2,764	389
Sales and marketing	2,609	1,188	850	120
General and administrative	13,761	13,957	7,957	1,121
Total	30,212	15,515	11,574	1,630